Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets:
Loans and advances	¥ 130,516,241	¥ 125,190,819
Liabilities:
Deposits	201,930,427	190,022,742
Others	16,767,384	10,821,441
Key management personnel of entity or parent [member]
Assets:
Loans and advances	442	734
Liabilities:
Deposits	2,482	2,680
Others	¥ 55	¥ 156